Taxes Other Than Income Tax: Schedule of Taxes other than Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and land tax	$ 99,602	$ 91,235	$ 79,253
VAT Tax	1,444	2,887	8,600
Fines and Penalties related to taxes other than Income taxes	291	1,881	379
Other taxes and penalties	1,562	14,756	16,971
Total Taxes other than income tax	$ 102,899	$ 110,759	$ 105,203